Income tax	6 Months Ended
Jun. 30, 2018
Income tax.
Income tax

6.Income tax

Tax expense is recognized based on management’s best estimate of the weighted average annual income tax rate for the full financial year multiplied by the pre-tax income of the interim reporting period. To calculate the Group’s estimated weighted average annual income tax rate, the Company estimates its income before taxes and the related tax expense or benefit for the full fiscal year. Each quarter, the Company updates its estimate of the annual effective tax rate, and if its estimated annual tax rate changes, it makes a cumulative adjustment in that quarter.